Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
V.A.T	$ 975	$ 8,513
Trade payables	108,977	102,125
Customer advance payments		481
Other short-term advance payments	450
Outstanding commitments in Chile	5,869
Staff costs to be paid	10,852	9,306
Royalties to be paid	791	9,403
Taxes and other debts to be paid	9,381	8,963
To be paid to co-venturers	522	2,815
Total trade and other payables	137,817	141,606
Current	$ 137,817	$ 141,606